Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025		Aug. 06, 2025	Dec. 31, 2024	Jun. 19, 2024
Ordinary shares, par value	$ 0.0002	[1]	$ 0.0002	$ 1
Ordinary shares, shares authorized	250,000,000	[1]		50,000
Ordinary shares, shares issued	3,755,397	[1]		1
Ordinary shares, shares outstanding	3,755,397	[1]		1
Common Class A [Member]
Ordinary shares, par value	$ 0.0002		$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	225,000,000		225,000,000	225,000,000
Ordinary shares, shares issued	2,923,225			2,923,225	530,404,830
Ordinary shares, shares outstanding	2,923,225			2,923,225	530,404,830
Common Class B [Member]
Ordinary shares, par value	$ 0.0002		$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	25,000,000		25,000,000	25,000,000
Ordinary shares, shares issued	832,172			832,172	194,963,156
Ordinary shares, shares outstanding	832,172			832,172	194,963,156

[1]	The Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares, see Note 8.